Annual Total Returns - BLACKROCK CAPITAL APPRECIATION FUND, INC. (Class K) [BarChart] - Class K - BLACKROCK CAPITAL APPRECIATION FUND, INC. - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(8.78%)
Annual Return 2012	14.29%
Annual Return 2013	34.29%
Annual Return 2014	8.72%
Annual Return 2015	7.30%
Annual Return 2016	0.03%
Annual Return 2017	33.19%
Annual Return 2018	2.11%
Annual Return 2019	32.34%
Annual Return 2020	40.59%